Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	2.12%	(2.78%)
Tax credits	1.72%	1.70%
Stock-based compensation	(2.26%)	0.00%
Change in valuation allowance	(26.88%)	(16.92%)
NOL and tax credits limited under 382	0.00%	(2.00%)
Gain on warrant liabilities	4.60%	0.00%
Other	(0.30%)	(0.57%)
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%